Schedule of investments
Delaware Corporate Bond Fund	October 31, 2023 (Unaudited)
	Principal amount°	Value (US $)
Convertible Bond — 0.26%
Kaman 3.25% exercise price $65.26, maturity date 5/1/24	3,500,000	$ 3,411,800
Total Convertible Bond (cost $3,551,335)		3,411,800

Corporate Bonds — 87.13%
Banking — 19.72%
Bank of America
2.482% 9/21/36 μ	5,770,000	4,114,445
2.972% 2/4/33 μ	7,900,000	6,057,177
5.819% 9/15/29 μ	2,210,000	2,152,483
5.872% 9/15/34 μ	3,405,000	3,207,731
6.204% 11/10/28 μ	12,260,000	12,182,306
Bank of New York Mellon
4.70% 9/20/25 μ, ψ	10,250,000	9,726,952
5.834% 10/25/33 μ	5,831,000	5,587,376
Barclays
6.224% 5/9/34 μ	3,995,000	3,663,757
7.385% 11/2/28 μ	3,075,000	3,109,738

Citigroup 5.61% 9/29/26 μ	2,282,000	2,253,527
Citizens Bank 6.064% 10/24/25 μ	3,760,000	3,596,168
Credit Agricole 144A 6.316% 10/3/29 #, μ	17,695,000	17,392,373
Credit Suisse 7.95% 1/9/25	12,395,000	12,574,525
Deutsche Bank
6.72% 1/18/29 μ	6,304,000	6,189,917
7.146% 7/13/27 μ	4,120,000	4,118,157

Fifth Third Bancorp 6.339% 7/27/29 μ	3,665,000	3,551,145
Fifth Third Bank 5.852% 10/27/25 μ	3,305,000	3,220,241
Goldman Sachs Group
1.542% 9/10/27 μ	8,989,000	7,822,921
6.484% 10/24/29 μ	8,145,000	8,145,153

HSBC Holdings 5.887% 8/14/27 μ	2,880,000	2,830,072
Huntington National Bank
4.552% 5/17/28 μ	11,231,000	10,326,243
5.65% 1/10/30	2,590,000	2,373,961

ING Groep 6.083% 9/11/27 μ	3,030,000	3,002,159
JPMorgan Chase & Co.
1.764% 11/19/31 μ	16,390,000	12,130,459
2.522% 4/22/31 μ	4,165,000	3,313,890
5.35% 6/1/34 μ	4,578,000	4,223,945
6.254% 10/23/34 μ	8,497,000	8,385,778
NQ- 460 [1023] 1223 (3265829)    1

Schedule of investments
Delaware Corporate Bond Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
KeyBank
4.15% 8/8/25	1,439,000	$ 1,338,738
5.85% 11/15/27	3,703,000	3,430,684

KeyCorp 3.878% 5/23/25 μ	4,060,000	3,886,962
Morgan Stanley
1.794% 2/13/32 μ	4,475,000	3,239,163
1.928% 4/28/32 μ	6,075,000	4,402,299
2.484% 9/16/36 μ	8,224,000	5,820,995
2.802% 1/25/52 μ	4,895,000	2,701,243
6.407% 11/1/29 μ	5,835,000	5,836,006
6.627% 11/1/34 μ	6,485,000	6,482,294

PNC Bank 4.05% 7/26/28	5,535,000	4,931,438
PNC Financial Services Group 6.875% 10/20/34 μ	6,770,000	6,768,737
Popular 7.25% 3/13/28	7,805,000	7,746,814
SVB Financial Group
1.80% 2/2/31 ‡	2,597,000	1,497,339
2.10% 5/15/28 ‡	995,000	574,448
4.00% 5/15/26 ‡, ψ	4,372,000	70,208
4.57% 4/29/33 ‡	2,833,000	1,661,668

Truist Bank 2.636% 9/17/29 μ	10,460,000	9,652,063
Truist Financial
4.95% 9/1/25 μ, ψ	10,180,000	9,258,091
7.161% 10/30/29 μ	955,000	960,888
US Bancorp
2.491% 11/3/36 μ	5,730,000	3,917,336
4.653% 2/1/29 μ	2,387,000	2,203,867
6.787% 10/26/27 μ	2,720,000	2,741,073
		254,374,953
Basic Industry — 1.38%
BHP Billiton Finance USA 5.25% 9/8/30	8,640,000	8,316,067
Graphic Packaging International
144A 0.821% 4/15/24 #	3,020,000	2,943,983
144A 3.50% 3/1/29 #	3,155,000	2,624,314

Sherwin-Williams 2.90% 3/15/52	7,185,000	3,898,210
		17,782,574
Brokerage — 1.27%
Jefferies Financial Group
2.625% 10/15/31	13,815,000	10,191,951
5.875% 7/21/28	2,160,000	2,086,326
2    NQ- 460 [1023] 1223 (3265829)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Brokerage (continued)
Jefferies Financial Group
6.50% 1/20/43	2,090,000	$ 1,929,587

KKR Group Finance VIII 144A 3.50% 8/25/50 #	3,750,000	2,204,408
		16,412,272
Capital Goods — 2.77%
Amphenol 2.20% 9/15/31	4,125,000	3,151,204
Ardagh Metal Packaging Finance USA 144A 4.00% 9/1/29 #	3,515,000	2,641,081
Ashtead Capital
144A 1.50% 8/12/26 #	8,495,000	7,468,833
144A 5.95% 10/15/33 #	3,125,000	2,852,919

Boeing 2.196% 2/4/26	8,415,000	7,734,013
Howmet Aerospace 3.00% 1/15/29	3,875,000	3,275,039
Pactiv Evergreen Group Issuer 144A 4.00% 10/15/27 #	3,385,000	2,957,301
Waste Connections
2.95% 1/15/52	4,760,000	2,724,353
3.50% 5/1/29	3,300,000	2,958,874
		35,763,617
Communications — 9.76%
Altice France 144A 5.125% 1/15/29 #	3,720,000	2,571,352
AMC Networks 4.75% 8/1/25	3,325,000	3,031,710
American Tower 2.30% 9/15/31	8,755,000	6,461,147
AT&T
3.50% 9/15/53	16,360,000	9,641,489
3.65% 6/1/51	5,400,000	3,326,035
CCO Holdings
144A 4.50% 6/1/33 #	945,000	705,608
144A 4.75% 2/1/32 #	3,870,000	3,024,521
144A 6.375% 9/1/29 #	2,005,000	1,836,897

Cellnex Finance 144A 3.875% 7/7/41 #	8,702,000	5,806,539
Charter Communications Operating
3.85% 4/1/61	11,195,000	5,918,522
3.90% 6/1/52	1,385,000	782,358
4.50% 2/1/24	3,942,000	3,910,331
Comcast
2.80% 1/15/51	16,420,000	8,980,862
2.887% 11/1/51	2,410,000	1,332,026
4.80% 5/15/33	2,065,000	1,884,327
Crown Castle
1.05% 7/15/26	7,425,000	6,494,229
NQ- 460 [1023] 1223 (3265829)    3

Schedule of investments
Delaware Corporate Bond Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
Crown Castle
2.10% 4/1/31	5,665,000	$ 4,195,868

CSC Holdings 144A 4.50% 11/15/31 #	5,855,000	3,872,524
Directv Financing 144A 5.875% 8/15/27 #	5,015,000	4,399,008
Discovery Communications 4.00% 9/15/55	11,355,000	6,527,138
Sprint Capital 6.875% 11/15/28	6,625,000	6,803,948
Sprint Spectrum 144A 4.738% 9/20/29 #	1,573,125	1,555,559
Time Warner Cable 7.30% 7/1/38	2,930,000	2,731,954
T-Mobile USA
3.30% 2/15/51	575,000	338,164
3.375% 4/15/29	9,430,000	8,218,077
3.50% 4/15/25	2,350,000	2,270,946
5.75% 1/15/34	4,060,000	3,853,431
Verizon Communications
2.875% 11/20/50	8,640,000	4,726,187
4.329% 9/21/28	2,500,000	2,328,680

Virgin Media Secured Finance 144A 5.50% 5/15/29 #	3,458,000	3,065,629
VZ Secured Financing 144A 5.00% 1/15/32 #	3,340,000	2,536,496
Warnermedia Holdings 6.412% 3/15/26	2,795,000	2,789,816
		125,921,378
Consumer Cyclical — 3.76%
ADT Security 144A 4.875% 7/15/32 #	3,663,000	3,068,238
Amazon.com 2.50% 6/3/50	18,330,000	10,146,918
Aptiv 3.10% 12/1/51	10,229,000	5,516,014
Ford Motor Credit
6.95% 3/6/26	2,435,000	2,441,748
6.95% 6/10/26	4,385,000	4,400,830
Mercedes-Benz Finance North America
144A 5.05% 8/3/33 #	7,660,000	7,028,877
144A 5.10% 8/3/28 #	3,600,000	3,491,989

Toyota Motor Credit 5.25% 9/11/28	6,225,000	6,129,747
VICI Properties 4.95% 2/15/30	7,065,000	6,305,477
		48,529,838
Consumer Non-Cyclical — 8.44%
Amgen
5.15% 3/2/28	610,000	595,590
5.25% 3/2/30	2,895,000	2,780,261
5.25% 3/2/33	9,585,000	8,943,600

Astrazeneca Finance 4.875% 3/3/28	5,740,000	5,604,416
Bimbo Bakeries USA 144A 4.00% 5/17/51 #	3,540,000	2,422,920
4    NQ- 460 [1023] 1223 (3265829)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Bristol-Myers Squibb
5.90% 11/15/33	3,640,000	$ 3,620,764
6.25% 11/15/53	4,580,000	4,541,616

Bunge Limited Finance 2.75% 5/14/31	9,405,000	7,450,844
Cigna Group 5.685% 3/15/26	3,335,000	3,323,345
CVS Health 2.70% 8/21/40	15,220,000	9,223,347
Gilead Sciences 5.55% 10/15/53	5,670,000	5,125,951
HCA
3.50% 7/15/51	8,384,000	4,861,891
5.20% 6/1/28	1,558,000	1,483,985

JBS USA LUX 3.00% 2/2/29	4,090,000	3,370,243
Merck & Co. 2.75% 12/10/51	15,502,000	8,761,647
Perrigo Finance Unlimited 4.375% 3/15/26	7,415,000	6,968,512
Pfizer Investment Enterprises
4.75% 5/19/33	6,710,000	6,170,221
5.11% 5/19/43	4,290,000	3,768,193
5.30% 5/19/53	8,225,000	7,201,859
Royalty Pharma
1.20% 9/2/25	3,750,000	3,420,765
3.30% 9/2/40	425,000	268,750
3.35% 9/2/51	15,728,000	8,681,759
3.55% 9/2/50	447,000	261,024
		108,851,503
Electric — 10.02%
AEP Texas 5.40% 6/1/33	445,000	413,370
American Electric Power 5.699% 8/15/25	3,235,000	3,209,628
Appalachian Power 4.50% 8/1/32	7,500,000	6,551,970
Berkshire Hathaway Energy 2.85% 5/15/51	5,078,000	2,801,602
Black Hills 1.037% 8/23/24	1,850,000	1,773,724
CenterPoint Energy Houston Electric
4.95% 4/1/33	4,480,000	4,140,559
5.20% 10/1/28	4,100,000	4,011,006

Commonwealth Edison 2.75% 9/1/51	9,525,000	5,156,779
Constellation Energy Generation
5.60% 3/1/28	1,150,000	1,129,580
6.50% 10/1/53	4,185,000	3,935,777

Consumers Energy 4.625% 5/15/33	4,760,000	4,314,348
Duke Energy Carolinas 4.95% 1/15/33	3,642,000	3,365,633
Duke Energy Indiana 5.40% 4/1/53	4,580,000	3,932,855
Duke Energy Ohio 5.25% 4/1/33	625,000	587,770
NQ- 460 [1023] 1223 (3265829)    5

Schedule of investments
Delaware Corporate Bond Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric (continued)

Edison International 8.125% 6/15/53 μ	3,852,000	$ 3,723,907
Eversource Energy 5.45% 3/1/28	3,605,000	3,521,015
Fells Point Funding Trust 144A 3.046% 1/31/27 #	4,685,000	4,228,765
IPALCO Enterprises 4.25% 5/1/30	2,059,000	1,774,943
Louisville Gas and Electric 5.45% 4/15/33	3,645,000	3,486,391
MidAmerican Energy 3.95% 8/1/47	1,000,000	712,461
Nevada Power 6.00% 3/15/54	4,080,000	3,755,274
NextEra Energy Capital Holdings
3.00% 1/15/52	10,204,000	5,603,054
6.051% 3/1/25	3,526,000	3,525,029

NRG Energy 144A 2.45% 12/2/27 #	2,470,000	2,080,900
Oglethorpe Power
3.75% 8/1/50	5,235,000	3,310,068
4.50% 4/1/47	7,040,000	5,059,672
5.25% 9/1/50	3,995,000	3,216,737

PacifiCorp 2.90% 6/15/52	13,799,000	7,203,237
Public Service Co. of Oklahoma 3.15% 8/15/51	5,235,000	2,972,518
San Diego Gas & Electric 3.32% 4/15/50	2,270,000	1,363,037
Southern California Edison 5.65% 10/1/28	5,770,000	5,716,430
Vistra Operations
144A 3.55% 7/15/24 #	6,462,000	6,304,252
144A 5.125% 5/13/25 #	8,195,000	8,015,561
144A 6.95% 10/15/33 #	2,040,000	1,945,338

WEC Energy Group 5.15% 10/1/27	6,565,000	6,408,548
		129,251,738
Energy — 9.81%
BP Capital Markets 4.875% 3/22/30 μ, ψ	10,680,000	9,330,529
BP Capital Markets America
2.939% 6/4/51	4,970,000	2,860,796
4.812% 2/13/33	4,968,000	4,541,565

Cheniere Energy Partners 4.50% 10/1/29	6,485,000	5,811,649
ConocoPhillips
5.05% 9/15/33	7,125,000	6,642,306
5.55% 3/15/54	7,305,000	6,536,023
Diamondback Energy
3.125% 3/24/31	8,760,000	7,175,894
4.25% 3/15/52	6,515,000	4,482,285

Enbridge 5.75% 7/15/80 μ	5,845,000	4,879,169
Energy Transfer
6.10% 12/1/28	2,415,000	2,386,831
6    NQ- 460 [1023] 1223 (3265829)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
Energy Transfer
6.25% 4/15/49	3,415,000	$ 3,007,532
6.50% 11/15/26 μ, ψ	11,164,000	10,138,920
Enterprise Products Operating
3.30% 2/15/53	13,245,000	8,119,329
5.35% 1/31/33	440,000	419,586

Galaxy Pipeline Assets Bidco 144A 2.94% 9/30/40 #	3,970,426	2,943,984
Kinder Morgan
4.80% 2/1/33	2,575,000	2,253,237
5.20% 6/1/33	12,660,000	11,414,235

Occidental Petroleum 6.125% 1/1/31	10,740,000	10,513,762
ONEOK
5.65% 11/1/28	180,000	175,728
5.80% 11/1/30	550,000	529,629
6.05% 9/1/33	3,414,000	3,273,507
6.625% 9/1/53	445,000	416,255
Targa Resources Partners
4.00% 1/15/32	3,905,000	3,217,818
5.00% 1/15/28	13,331,000	12,594,129
6.875% 1/15/29	2,882,000	2,870,688
		126,535,386
Finance Companies — 2.84%
AerCap Ireland Capital DAC
1.65% 10/29/24	1,845,000	1,759,610
1.75% 1/30/26	975,000	876,999
3.00% 10/29/28	10,525,000	8,869,258
3.30% 1/30/32	3,189,000	2,470,137
Air Lease
2.20% 1/15/27	1,050,000	920,755
2.875% 1/15/32	3,525,000	2,683,762
4.125% 12/15/26 μ, ψ	5,546,000	4,004,728
Aviation Capital Group
144A 1.95% 1/30/26 #	9,032,000	8,124,284
144A 1.95% 9/20/26 #	2,535,000	2,208,243
144A 5.50% 12/15/24 #	1,540,000	1,515,774
144A 6.25% 4/15/28 #	1,407,000	1,361,540
144A 6.75% 10/25/28 #	1,895,000	1,868,479
		36,663,569
NQ- 460 [1023] 1223 (3265829)    7

Schedule of investments
Delaware Corporate Bond Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Industrials — 0.11%
University of Southern California 3.028% 10/1/39	2,000,000	$ 1,447,128
		1,447,128
Insurance — 6.57%
American International Group 5.125% 3/27/33	5,350,000	4,867,867
Aon 2.80% 5/15/30	4,950,000	4,041,763
Athene Global Funding
144A 1.985% 8/19/28 #	19,267,000	15,621,144
144A 2.50% 3/24/28 #	3,455,000	2,905,443
144A 2.717% 1/7/29 #	4,375,000	3,582,294

Athene Holding 3.45% 5/15/52	3,215,000	1,818,498
Berkshire Hathaway Finance 3.85% 3/15/52	6,515,000	4,547,012
Brighthouse Financial 4.70% 6/22/47	1,974,000	1,298,221
Hartford Financial Services Group 2.90% 9/15/51	6,100,000	3,365,176
Marsh & McLennan 5.70% 9/15/53	6,300,000	5,792,033
New York Life Global Funding
144A 1.20% 8/7/30 #	7,025,000	5,191,544
144A 4.85% 1/9/28 #	4,650,000	4,493,592
144A 5.45% 9/18/26 #	5,155,000	5,125,943

Principal Life Global Funding II 144A 3.00% 4/18/26 #	4,000,000	3,714,290
Prudential Financial 3.70% 10/1/50 μ	2,431,000	1,918,855
UnitedHealth Group
3.05% 5/15/41	5,240,000	3,499,261
4.20% 5/15/32	2,875,000	2,550,240
4.50% 4/15/33	9,297,000	8,375,093
5.05% 4/15/53	2,364,000	1,990,135
		84,698,404
Natural Gas — 1.07%
Sempra 4.875% 10/15/25 μ, ψ	6,363,000	5,958,098
Southern California Gas
4.30% 1/15/49	600,000	431,483
5.20% 6/1/33	4,295,000	3,971,556

Spire Missouri 4.80% 2/15/33	3,695,000	3,383,524
		13,744,661
Real Estate Investment Trusts — 1.22%
American Homes 4 Rent 3.625% 4/15/32	6,035,000	4,877,331
Extra Space Storage
2.35% 3/15/32	9,830,000	7,209,867
2.55% 6/1/31	4,865,000	3,693,560
		15,780,758
8    NQ- 460 [1023] 1223 (3265829)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Technology — 6.46%
Alphabet 2.05% 8/15/50	12,926,000	$ 6,688,564
Apple 2.70% 8/5/51	5,525,000	3,198,409
Autodesk
2.40% 12/15/31	7,600,000	5,842,029
2.85% 1/15/30	4,616,000	3,854,430

Broadcom 144A 3.469% 4/15/34 #	6,212,000	4,735,150
CDW 3.276% 12/1/28	12,755,000	10,921,022
CoStar Group 144A 2.80% 7/15/30 #	7,012,000	5,448,331
Entegris Escrow
144A 4.75% 4/15/29 #	4,410,000	3,953,649
144A 5.95% 6/15/30 #	3,680,000	3,370,835

Equinix 2.625% 11/18/24	5,715,000	5,519,277
Marvell Technology 1.65% 4/15/26	5,585,000	5,047,932
Microchip Technology 0.983% 9/1/24	4,476,000	4,289,546
Microsoft 2.921% 3/17/52	3,500,000	2,162,566
NXP 3.875% 6/18/26	2,200,000	2,081,318
Oracle 3.60% 4/1/50	14,700,000	9,015,285
Sensata Technologies 144A 3.75% 2/15/31 #	4,730,000	3,792,050
Visa 2.70% 4/15/40	5,065,000	3,391,865
		83,312,258
Transportation — 1.93%
Air Canada 144A 3.875% 8/15/26 #	6,725,000	6,125,447
Burlington Northern Santa Fe 2.875% 6/15/52	10,157,000	5,804,044
Delta Air Lines 144A 7.00% 5/1/25 #	7,717,000	7,752,385
Delta Air Lines 2020-1 Class AA Pass Through Trust 2.00% 12/10/29 ♦	8,206	7,085
Mileage Plus Holdings 144A 6.50% 6/20/27 #	3,836,250	3,792,699
United Airlines 2016-1 Class AA Pass Through Trust 3.10% 1/7/30 ♦	1,505,540	1,338,815
		24,820,475
Total Corporate Bonds (cost $1,290,046,048)		1,123,890,512

Municipal Bonds — 0.57%
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/35	176,703	148,535
Series A-1 4.00% 7/1/37	140,560	114,472
Series A-1 4.84% 7/1/24 ^	39,475	38,248
NQ- 460 [1023] 1223 (3265829)    9

Schedule of investments
Delaware Corporate Bond Fund   (Unaudited)
	Principal amount°	Value (US $)

Municipal Bonds (continued)
GDB Debt Recovery Authority of Puerto Rico
7.50% 8/20/40	5,092,796	$ 4,163,361
New York City, New York Industrial Development Agency Revenue
(Yankee Stadium Project) 144A 11.00% 3/1/29 #	2,537,000	2,865,415
Total Municipal Bonds (cost $7,732,682)		7,330,031

Loan Agreements — 0.73%
Standard Industries 7.953% (SOFR01M + 2.61%) 9/22/28 •	9,390,005	9,415,236
Total Loan Agreements (cost $9,270,102)		9,415,236

US Treasury Obligations — 9.25%
US Treasury Notes
3.50% 1/31/30	13,805,000	12,754,256
4.375% 8/31/28	8,080,000	7,926,606
4.625% 9/30/28	59,910,000	59,371,745
4.625% 9/30/30	39,905,000	39,237,840
Total US Treasury Obligations (cost $120,292,657)		119,290,447
	Number of shares
Convertible Preferred Stock — 0.27%
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28	22,731	1,042,898
Lyondellbasell Advanced Polymers 6.00% exercise price $52.33 ω	2,808	2,386,800
Total Convertible Preferred Stock (cost $4,053,106)		3,429,698

Short-Term Investments — 0.21%
Money Market Mutual Funds — 0.21%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.24%)	683,585	683,585
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.24%)	683,585	683,585
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.39%)	683,584	683,584
10    NQ- 460 [1023] 1223 (3265829)

(Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.25%)	683,584	$ 683,584
Total Short-Term Investments (cost $2,734,338)		2,734,338
Total Value of Securities—98.42% (cost $1,437,680,268)		1,269,502,062

Receivables and Other Assets Net of Liabilities—1.58%		20,337,535
Net Assets Applicable to 91,196,717 Shares Outstanding—100.00%		$1,289,839,597
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at October 31, 2023. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At October 31, 2023, the aggregate value of Rule 144A securities was $209,538,700, which represents 16.25% of the Fund's net assets.
‡	Non-income producing security. Security is currently in default.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at October 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
ω	Perpetual security with no stated maturity date.
Summary of abbreviations:
DAC – Designated Activity Company
NQ- 460 [1023] 1223 (3265829)    11

Schedule of investments
Delaware Corporate Bond Fund   (Unaudited)
Summary of abbreviations: (continued)
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
USD – US Dollar
12    NQ- 460 [1023] 1223 (3265829)